Capital management	12 Months Ended
Dec. 31, 2020
Capital management
Capital management

18.    Capital management

The principle objectives of the Company’s capital management strategy are to optimize the weighted average cost of capital and to achieve a balanced mix of total equity and debt. The dialysis industry, in which the Company has a strong market position in global, growing and largely non-cyclical markets, is characterized by stable cash flows. Due to the Company’s payors’ mostly high credit quality, it is able to generate high, stable, predictable and sustainable cash flows. These generated cash flows allow a reasonable proportion of debt.

As of December 31, 2020 and December 31, 2019, total equity and debt were as follows:

Total equity, debt and total assets

in € THOUS

	2020	2019

Total equity including noncontrolling interests	12,331,310	13,227,237
Debt and lease liabilities	12,380,017	13,782,448
Total assets	31,689,036	32,934,735
Debt and lease liabilities in % of total assets	39.1%	41.8%
Total equity in % of total assets (equity ratio)	38.9%	40.2%

The Company is not subject to any capital requirements provided for in its Articles of Association. The Company has obligations to issue shares out of the conditional capital relating to the exercise of stock options on the basis of the existing 2011 SOP stock option plan (see note 20).

In 2020 and 2019, the Company conducted a share buy-back program. The repurchased shares were used solely to either reduce the registered share capital of the Company by cancellation of the acquired shares or to fulfill employee participation programs (see note 17).

Assuring financial flexibility is a top priority in the Company’s financing strategy. This flexibility is achieved through a high degree of diversification of tenors, investors and banks. The Company’s maturity profile displays a broad spread of maturities with a high proportion of medium and long-term financings. In the choice of financing instruments market capacity, investor diversification, financing conditions and the existing maturity profile are taken into account (see note 14).

The Company’s financing structure and business model are reflected in the investment grade ratings. The Company is covered and rated investment grade by the three leading rating agencies, Moody’s, Standard & Poor’s and Fitch.

Rating (1)

	Standard & Poor's	Moody's	Fitch

Corporate credit rating	BBB	Baa3	BBB-
Outlook	stable	stable	stable
(1)	A rating is not a recommendation to buy, sell or hold securities of the Company, and may be subject to suspension, change or withdrawal at any time by the assigning rating agency.